                                   [GRAPHIC]
                                                          Semiannual Report
                                                          as of January 31, 2000

                                   Evergreen

                      CRT Money Market Funds


                           [LOGO OF EVERGREEN FUNDS]             [SEAL]

Table of Contents

Letter to Shareholders ...................................................   1

Fund at a Glance
     CRT California Tax-Exempt Money Market Fund..........................   2
     CRT Money Market Fund................................................   3
     CRT New York Tax-Exempt Money Market Fund............................   4
     CRT Tax-Exempt Money Market Fund.....................................   5
     U.S. Government Money Market Fund....................................   6

Financial Highlights
     CRT California Tax-Exempt Money Market Fund..........................   7
     CRT Money Market Fund................................................   8
     CRT New York Tax-Exempt Money Market Fund............................   9
     CRT Tax-Exempt Money Market Fund.....................................  10
     U.S. Government Money Market Fund....................................  11

Schedule of Investments
     CRT California Tax-Exempt Money Market Fund..........................  12
     CRT Money Market Fund................................................  16
     CRT New York Tax-Exempt Money Market Fund............................  22
     CRT Tax-Exempt Money Market Fund.....................................  25
     U.S. Government Money Market Fund....................................  35

Combined Notes to Schedules of Investments................................  38
Statements of Assets and Liabilities......................................  39
Statements of Operations..................................................  40
Statements of Changes in Net Assets.......................................  41
Combined Notes to Financial Statements....................................  43

--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------
Evergreen Funds is one of the nation's fastest growing investment companies with approximately $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

               ---------------------------------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED . May lose value . Are not bank guaranteed
               ---------------------------------------------------------------


                          Evergreen Distributor, Inc.
 Evergreen Funds(SM) is a service mark of Evergreen Investment Services, Inc.

Evergreen CRT Money Market Funds
Letter to Shareholders
March 2000

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen CRT Money Market Funds semiannual report, which covers the six-month period ended January 31, 2000.

Continued Strength in the Domestic Economy

During the final part of 1999, a handful of large capitalization growth stocks, technology stocks in particular, dominated market performance. The stock market's dramatic movement during the past year has occurred despite continuing concern about rising interest rates and a Federal Reserve policy that appears focused on containing the high rate of economic expansion. It is this combination of stretched valuations and rising interest rates that has us entering a new year with a tone of caution and greater focus on risk management in portfolio structuring.

Despite any short-term turbulence in the domestic and global marketplace, we believe the long-term fundamentals-historically low inflation, a resurgence of productivity as a result of the high-tech revolution, and the globalization of economies and financial markets-are well-positioned to drive the markets in the years and decades ahead.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including 1999 tax information, an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should assist you in choosing the most appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

Evergreen CRT Money Market Funds
Evergreen CRT California Tax-Exempt Money Market Fund
Fund at a Glance as of January 31, 2000

                              Portfolio Management
                                Steven C. Shachat
                                Tenure: May 1999

--------------------------------------------------------------------------------
                            Performance and Returns*
--------------------------------------------------------------------------------
                                                                    Class A
Inception Date                                                    12/09/1996
6 month return                                                       1.28%
Average Annual Returns
1 year                                                               2.37%
3 years                                                              2.54%
Since Portfolio Inception                                            2.54%
7-day annualized yield                                               2.44%
30-day annualized yield                                              2.52%
6-month distributions per share                                     $0.013

* The yield quotation more closely reflects the earnings of the Fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                    Class A

                              8/99         2.34%
                              9/99         2.61%
                             10/99         2.45%
                             11/99         2.81%
                             12/99         3.34%
                              1/00         2.44%


Total Net Assets: $ 114,720,616
Average Maturity: 63 days

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

Evergreen CRT Money Market Funds
Evergreen CRT Money Market Fund
Fund at a Glance as of January 31, 2000

                              Portfolio Management
               Kellie Allen                      Bryan K. White
              Tenure: May 1999                  Tenure: May 1999

--------------------------------------------------------------------------------
                           Performance and Returns*
--------------------------------------------------------------------------------

                                                                 Class A
Inception Date                                                 12/20/1993
6 month return                                                    2.44%
Average Annual Returns
1 year                                                            4.59%
3 years                                                           4.76%
5 years                                                           4.86%
Since Portfolio Inception                                         4.65%
7-day annualized yield                                            5.08%
30-day annualized yield                                           5.15%
6-month distributions per share                                  $0.024

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                    Class A

                              8/99         4.47%
                              9/99         4.58%
                             10/99         4.66%
                             11/99         4.92%
                             12/99         5.24%
                              1/00         5.08%



Total Net Assets:  $ 5,323,973,812
Average Maturity: 70 days

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

Evergreen CRT Money Market Funds
Evergreen CRT New York Tax-Exempt Money Market Fund
Fund at a Glance as of January 31, 2000

                              Portfolio Management
                                Steven C. Shachat
                                Tenure: May 1999

--------------------------------------------------------------------------------
                            Performance and Returns*
--------------------------------------------------------------------------------

                                                                      Class A
Inception Date                                                      12/09/1996
6 month return                                                         1.43%
Average Annual Returns
1 year                                                                 2.60%
3 years                                                                2.67%
Since Portfolio Inception                                              2.68%
7-day annualized yield                                                 2.81%
30-day annualized yield                                                2.85%
6-month distributions per share                                       $0.014

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                    Class A

                              8/99         2.58%
                              9/99         2.93%
                             10/99         2.71%
                             11/99         3.09%
                             12/99         3.56%
                              1/00         2.81%

Total Net Assets: $ 28,006,990
Average Maturity: 55 days

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

Evergreen CRT Money Market Funds
Evergreen CRT Tax-Exempt Money Market Fund
Fund at a Glance as of January 31, 2000

                              Portfolio Management
                                Steven C. Shachat
                                Tenure: May 1999

--------------------------------------------------------------------------------
                            Performance and Returns*
--------------------------------------------------------------------------------

                                                                    Class A
Inception Date                                                    12/20/1993
6 month return                                                       1.43%
Average Annual Returns
1 year                                                               2.67%
3 years                                                              2.84%
5 years                                                              2.90%
Since Portfolio Inception                                            2.79%
7-day annualized yield                                               2.62%
30-day annualized yield                                              2.74%
6-month distributions per share                                     $0.014

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                    Class A

                              8/99         2.56%
                              9/99         3.00%
                             10/99         2.70%
                             11/99         3.12%
                             12/99         4.12%
                              1/00         2.62%

Total Net Assets: $ 825,655,535
Average Maturity: 17 days

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

Evergreen CRT Money Market Funds
Evergreen U.S. Government Money Market Fund
Fund at a Glance as of January 31, 2000

                              Portfolio Management
                     Kellie Allen                      Bryan K. White
                   Tenure: May 1999                  Tenure: May 1999

--------------------------------------------------------------------------------
                           Performance and Returns*
--------------------------------------------------------------------------------
                                                                    Class A
Inception Date                                                    12/20/1993
6 month return                                                       2.36%
Average Annual Returns
1 year                                                               4.48%
3 years                                                              4.69%
5 years                                                              4.75%
Since Portfolio Inception                                            4.55%
7-day annualized yield                                               4.89%
30-day annualized yield                                              4.89%
6-month distributions per share                                     $0.023

*The yield quotation more closely reflects the earnings of the fund than the total return quotation.


--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                    Class A

                              8/99         4.40%
                              9/99         4.53%
                             10/99         4.62%
                             11/99         4.83%
                             12/99         4.79%
                              1/00         4.89%

Total Net Assets: $ 3,643,712,267
Average Maturity: 71 days

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

Evergreen CRT Money Market Funds

Financial Highlights

(For a share outstanding throughout each period)

                                      CRT California Tax-Exempt Money Market
                                                       Fund
                                      -----------------------------------------
                                      Six Months Ended    Year Ended July 31,
                                      January 31, 2000 ------------------------
                                        (Unaudited)     1999    1998   1997 (a)
-------------------------------------------------------------------------------
Net asset value, beginning of period       $ 1.00      $ 1.00  $ 1.00   $ 1.00
-------------------------------------------------------------------------------
Net investment income                        0.01        0.02    0.03     0.02
Distributions to shareholders from
  net investment income                     (0.01)      (0.02)  (0.03)   (0.02)
-------------------------------------------------------------------------------
Net asset value, end of period             $ 1.00      $ 1.00  $ 1.00   $ 1.00
-------------------------------------------------------------------------------
Total return                                1.28%       2.22%   2.74%    1.76%
-------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------
Net assets, end of period (millions)         $115        $106     $96      $89
Ratios to average net assets
 Expenses++                                 0.78%+      0.78%   0.75%    0.75%+
 Net investment income                      2.47%+      2.24%   2.70%    2.70%+
-------------------------------------------------------------------------------

+   Annualized.
++  The ratio of expenses to average net assets excludes expense reductions.
(a) For the period from December 9, 1996 (commencement of operations) to July 31, 1997.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

(For a share outstanding throughout each period)

                                        CRT Money Market Fund
                         -------------------------------------------------------
                         Six Months Ended        Year Ended July 31,
                         January 31, 2000 --------------------------------------
                           (Unaudited)     1999    1998    1997    1996    1995
----------------------------------------------------------------------------------
Net asset value,
  beginning
  of period                   $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
----------------------------------------------------------------------------------
Net investment income           0.02        0.04    0.05    0.05#   0.05    0.05 #
Distributions to
  shareholders from net
  investment income            (0.02)      (0.04)  (0.05)  (0.05)  (0.05)  (0.05)#
----------------------------------------------------------------------------------
Net asset value, end
  of period                   $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
----------------------------------------------------------------------------------
Total return                   2.44%       4.49%   4.95%   4.77%   4.91%   4.97%
----------------------------------------------------------------------------------
Ratios and supplemental
  data
----------------------------------------------------------------------------------
Net assets, end of
  period (millions)           $5,324      $4,849  $3,818  $2,942    $647    $423
Ratios to average net
  assets
 Expenses++                    0.87%+      0.85%   0.84%   0.86%   0.82%   0.82%
 Net investment income         4.81%+      4.35%   4.84%   4.67%   4.77%   4.96%
----------------------------------------------------------------------------------

+   Annualized.
++  The ratio of expenses to average net assets excludes expense reductions.
# Includes net realized capital gains (losses) which were less than $0.001 per share.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

(For a share outstanding throughout each period)

                                       CRT New York Tax-Exempt Money Market
                                                       Fund
                                      -----------------------------------------
                                      Six Months Ended  Year Ended July 31,
                                      January 31, 2000 ------------------------
                                        (Unaudited)     1999    1998   1997 (a)
-------------------------------------------------------------------------------
Net asset value, beginning of period       $ 1.00      $ 1.00  $ 1.00   $ 1.00
-------------------------------------------------------------------------------
Net investment income                        0.01        0.02    0.03     0.02
Distributions to shareholders from
  net investment income                     (0.01)      (0.02)  (0.03)   (0.02)
-------------------------------------------------------------------------------
Net asset value, end of period             $ 1.00      $ 1.00  $ 1.00   $ 1.00
-------------------------------------------------------------------------------
Total return                                1.43%       2.44%   2.76%    1.77%
-------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------
Net assets, end of period (millions)          $28         $21     $15      $12
Ratios to average net assets
 Expenses++                                 0.81%+      0.80%   0.80%    0.80%+
 Net investment income                      2.85%+      2.32%   2.72%    2.77%+
-------------------------------------------------------------------------------

+   Annualized.
++  The ratio of expenses to average net assets excludes expense reductions.
(a) For the period from December 9, 1996 (commencement of operations) to July 31, 1997.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

(For a share outstanding throughout each period)

                                  CRT Tax-Exempt Money Market Fund
                         -------------------------------------------------------
                         Six Months Ended        Year Ended July 31,
                         January 31, 2000 --------------------------------------
                           (Unaudited)     1999    1998    1997    1996    1995
---------------------------------------------------------------------------------
Net asset value,
  beginning of period         $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
---------------------------------------------------------------------------------
Net investment income           0.01        0.03    0.03    0.03    0.03    0.03#
Distributions to
  shareholders from net
  investment income            (0.01)      (0.03)  (0.03)  (0.03)  (0.03)  (0.03)
---------------------------------------------------------------------------------
Net asset value, end
  of period                   $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
---------------------------------------------------------------------------------
Total return                   1.43%       2.63%   2.96%   2.91%   2.90%   3.05%
---------------------------------------------------------------------------------
Ratios and supplemental
  data
---------------------------------------------------------------------------------
Net assets, end of
  period (millions)             $826        $832    $815    $744    $291    $267
Ratios to average net
  assets
 Expenses++                    0.74%+      0.73%   0.71%   0.71%   0.76%   0.72%
 Net investment income         2.79%+      2.53%   2.91%   2.88%   2.85%   3.01%
---------------------------------------------------------------------------------

+   Annualized.
++  The ratio of expenses to average net assets excludes expense reductions.
# Includes net realized capital gains (losses) which were less than $0.001 per share.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

(For a share outstanding throughout each period)

                                  U.S. Government Money Market Fund
                         --------------------------------------------------------
                         Six Months Ended        Year Ended July 31,
                         January 31, 2000 ---------------------------------------
                           (Unaudited)     1999    1998     1997    1996    1995
----------------------------------------------------------------------------------
Net asset value,
  beginning of period         $ 1.00      $ 1.00  $ 1.00   $ 1.00  $ 1.00  $ 1.00
----------------------------------------------------------------------------------
Net investment income           0.02        0.04    0.05     0.05#   0.05    0.05#
Distributions to
  shareholders from net
  investment income            (0.02)      (0.04)  (0.05)#  (0.05)  (0.05)  (0.05)
----------------------------------------------------------------------------------
Net asset value, end
  of period                   $ 1.00      $ 1.00  $ 1.00   $ 1.00  $ 1.00  $ 1.00
----------------------------------------------------------------------------------
Total return                   2.36%       4.28%   4.92%    4.72%   4.74%   4.82%
----------------------------------------------------------------------------------
Ratios and supplemental
  data
----------------------------------------------------------------------------------
Net assets, end of
  period (millions)           $3,644      $3,577  $3,162   $2,919  $1,402  $1,217
Ratios to average net
  assets
 Expenses++                    0.82%+      0.82%   0.81%    0.81%   0.93%   0.88%
 Net investment income         4.65%+      4.27%   4.80%    4.63%   4.63%   4.75%
----------------------------------------------------------------------------------

+   Annualized.
++  The ratio of expenses to average net assets excludes expense reductions.
# Includes net realized capital gains (losses) which were less than $0.001 per share.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

CRT California Tax-Exempt Money Market Fund

Schedule of Investments

January 31, 2000 (Unaudited)




                                                         Principal
                                                           Amount      Value
--------------------------------------------------------------------------------
Municipal Obligations - 99.1%

California - 84.5%
 Auburn, CA IDA RB, Coherent, Inc. Proj., (LOC: Bank of
   Tokyo-Mitsubishi, Ltd.), 4.65%, VRDN                  $1,600,000 $  1,600,000
 California CDA COP:
  Continuing Care Univ. Proj., (LOC: Bank of Scotland),
    2.95%, VRDN                                           1,500,000    1,500,000
  Mount Diablo Health Proj., (SPA: Chase Manhattan Bank
    & Ins. by AMBAC), 2.95%, VRDN                           500,000      500,000
 California CDA MHRB (LOC: Merrill Lynch & Co., Inc.),
  3.25%, VRDN                                             7,800,000    7,800,000
 California CDA TRAN, Ser. A-1, (Ins. by FSA),
   4.00%, 6/30/2000                                       5,000,000    5,015,883
 California Dept. Wtr. Resources Ctr. RB, Ser. I,
   6.95%, 6/1/2000                                        1,000,000    1,025,971
 California EDA Indl. Dev. RB, Boyd Funiture Co. Proj.,
   (LOC: Heller Finl., Inc. & Chase Manhattan Bank),
   3.30%, VRDN                                            6,000,000    6,000,000
 California Edl. Facs. Auth. RB, College & Univ. Impt.,
   Ser. B, 3.60%, 4/10/2000                               3,500,000    3,500,000
 California GO:
  3.55%, 2/18/2000                                          900,000      900,000
  6.90%, 8/1/2000                                           250,000      253,867
 California HFA RB, (LOC: Merrill Lynch & Co., Inc.):
  Ser. PA-58, 2.80%, VRDN                                   300,000      300,000
  Ser. PA-539R, 3.50%, 2/10/2000                          5,605,000    5,605,000
 California Hlth. Facs. Fin. Auth. RB
  Kaiser Permanente:
   Ser. 1998-26, (LIQ: Morgan Stanley Dean Witter, Inc.
    & Ins. by FSA), 2.80%, VRDN                           4,300,000    4,300,000
   Ser. 1998-152, (LIQ: Morgan Stanley Dean Witter, Inc.
    & Ins. by FSA), 2.80%, VRDN                           1,990,000    1,990,000

Evergreen CRT Money Market Funds

CRT California Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                             Principal
                                                               Amount      Value
------------------------------------------------------------------------------------
Municipal Obligations (continued)

California (continued)
California Hlth. Facs. Fin. Auth. RB
  Scripps Hlth. Proj., Ser. A, (SPA: Bank of America, NA &
   Ins. by MBIA), 2.45%, VRDN                                $1,500,000 $  1,500,000
 Contra Costa, CA Wtr. Master Trust Certificates, Ser. 1999-
   8, (SPA: ABN AMRO Bank & Ins. by FGIC), 3.50%, 4/26/2000
   (a)                                                          500,000      500,000
 Eagle Trust, Certificate 990501, 3.05%, VRDN                 3,000,000    3,000,000
 East Bay, CA Muni. Util. Wtr. Sys. RB, (Ins. by MBIA),
   7.50%, 6/1/2000                                            1,750,000    1,807,404
 Long Beach, CA Harbor RB, Ser. A, 5.00%, 5/15/2000           4,835,000    4,854,506
 Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RB,
   (LOC: Societe Generale & Ins. by MBIA), 2.80%, VRDN        3,000,000    3,000,000
 Los Angeles, CA Dept. of Wtr. & Pwr. RB, (LOC: Morgan Gty.
   Trust Co.), 3.60%, 2/15/2000                               2,200,000    2,200,000
 Los Angeles, CA MHRB, Ser. 1985-K, (LOC: Coast Savings &
   Loan & Ins. by FHLB), 2.60%, VRDN                          3,150,000    3,150,000
 Los Angeles, CA Unified Sch. Dist. Master Trust
   Certificates, Ser. 1999-7, (SPA: ABN AMRO Bank & Ins. by
   MBIA), 3.07%, VRDN (a)                                     4,800,000    4,800,000
 Los Angeles, CA Wst. Wtr. Sys. RB, (LOC: Morgan Gty.
   Trust Co.), 3.55%, 2/23/2000                               3,000,000    3,000,000
 Northern California Trans. Auth. RB, Ser. B, 3.55%,
   2/7/2000                                                   2,000,000    2,000,000
 Orange Cnty., CA Community Facs. Tax Spl. Assmt., No. 87-4
   Ser. A, 8.00%, 8/15/2000                                   1,000,000    1,035,687
 Oxnard, CA IDA RB, Van R Dental Products, Inc., 3.10%, VRDN    100,000      100,000
 Palo Alto, CA Unified Sch. Dist. GO, Ser. B, 5.25%,
   8/1/2000                                                     500,000      504,229
 Pasadena, CA COP, Rose Bowl Impt. Proj., (LOC: Canadian
   Imperial Bank), 2.45%, VRDN                                2,100,000    2,100,000
 Richmond, CA TRAN, 4.75%, 12/7/2000                          5,000,000    5,010,107
 San Bernardino Cnty., CA COP, Med. Ctr. Fin. Auth. Proj.,
   (SPA: Landesbank Hessen & Ins. by MBIA), 2.45%, VRDN       1,600,000    1,600,000
 San Diego, CA Unified Port Dist. RB, Lindburg Field, (LOC:
   Canadian Imperial Bank):
   3.60%, 2/28/2000                                           1,419,000    1,419,000
  Ser. B, 3.25%, 2/23/2000                                    2,000,000    2,000,000

Evergreen CRT Money Market Funds

CRT California Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                       Principal
                                                         Amount      Value
------------------------------------------------------------------------------
Municipal Obligations (continued)

California (continued)
 San Francisco, CA City & Cnty. Edl. Facs. GO:
  Ser. B, 6.00%, 6/15/2000                             $1,790,000 $  1,806,723
  Community College, Ser. A, 6.00%, 6/15/2000             605,000      610,652
  Zoo Facs., Ser. C, 6.00%, 6/15/2000                     500,000      504,672
 San Francisco, CA City & Cnty. GO, (Ins. by FGIC),
   7.25%, 6/15/2000                                     1,050,000    1,064,156
 San Jose, CA Redev. Agcy. Tax Allocation, Merged Area
   Redev. Proj., (Ins. by AMBAC), 4.50%, 8/1/2000         250,000      250,598
 San Juan, CA Unified Sch. Dist. GO, (Ins. by FSA),
   4.75%, 8/1/2000                                      1,800,000    1,807,375
 Santa Monica-Malibu, CA Sch. Dist. GO, 4.35%,
   8/1/2000                                               200,000      200,333
 Santa Paula, CA Pub. Fin. Auth. RB, Variable Wtr.
   Sys. Acquistion Proj., (LOC: Union Bank of CA &
   Sumitomo Trust & Banking), 2.50%, VRDN               2,600,000    2,600,000
 Sonoma Cnty., CA TRAN, 3.50%, 2/1/2000                   200,000      200,000
 Southern California Metro. Wtr. Dist. RB, Ser. 116,
   (LOC: Morgan Gty. Trust Co.), 2.93%, VRDN            1,995,000    1,995,000
 Southern California Pub. Pwr. Auth. RB, Ser. SG-35,
   (LOC: Societe Generale & Ins. by AMBAC), 2.80%,
   VRDN                                                 1,200,000    1,200,000
 Univ. of California RB, Ser. 98-159, (LIQ: Morgan
   Stanley Dean Witter, Inc. & Ins. by FGIC), 2.80%,
   VRDN                                                   845,000      845,000
------------------------------------------------------------------------------
                                                                    96,956,163
------------------------------------------------------------------------------
Puerto Rico - 5.4%
 Puerto Rico Muni. Fin. Agcy. GO, Ser. A, 5.00%,
   8/1/2000                                             6,135,000    6,167,831
------------------------------------------------------------------------------
U. S. Virgin Islands - 1.7%
 Virgin Islands HFA SFHRB, Ser. B, (Ins. by FNMA,
   FHLMC, & GNMA), 4.00%, 6/1/2000                      2,000,000    1,999,885
------------------------------------------------------------------------------
Other - 7.5%
 Koch Certificates Trust RB, Ser. 1999-2, (SPA: State
   Street Bank & Trust & Ins. by AMBAC), 3.20%, VRDN    4,608,143    4,608,143

Evergreen CRT Money Market Funds

CRT California Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                       Principal
                                                         Amount      Value
------------------------------------------------------------------------------
Municipal Obligations (continued)

Other  (continued)
 Pitney Bowes Credit Corp. Leasetops, Certificate Ser.
   1999-1, (Ins. by AMBAC), 3.80%, 7/12/2000 (a)       $3,983,106 $  3,983,106
------------------------------------------------------------------------------
                                                                     8,591,249
------------------------------------------------------------------------------
Total Investments (cost $113,715,128) - 99.1%                      113,715,128
Other Assets and Liabilities - net - 0.9                             1,005,488
------------------------------------------------------------------------------
Net Assets - 100.0%                                               $114,720,616
------------------------------------------------------------------------------

See Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments

January 31, 2000 (Unaudited)




                                                    Principal
                                                      Amount        Value
------------------------------------------------------------------------------
Commercial Paper - 63.0%
Asset Backed - 29.1%
 Alpine Securitization Corp., 5.70%, 2/15/2000     $150,000,000 $  149,667,500
 Asset Backed Capital Fin., Inc., 5.73%, 2/28/2000   45,000,000     44,806,613
 Atlantic Asset Securitization Corp.:
  5.70%, 2/14/2000                                   75,699,000     75,543,186
  6.05%, 2/3/2000                                    46,000,000     45,984,539
 Bavaria Universal Funding, 5.68%, 2/1/2000          50,000,000     50,000,000
 Concord Minutemen:
  5.70%, 2/7/2000                                    30,000,000     29,971,500
  5.72%, 2/17/2000                                   55,000,000     54,860,178
  6.06%, 2/4/2000                                   100,000,000     99,949,500
 Four Winds Funding Corp.:
  5.72%, 2/17/2000                                   50,000,000     49,872,889
  5.88%, 4/13/2000                                   50,000,000     49,412,000
  6.03%, 2/7/2000                                    50,000,000     49,949,750
 Gotham Funding Corp., (LOC: Bank of Tokyo-
   Mitsubishi Ltd.) 5.71%, 2/8/2000                  55,435,000     55,373,452
 Harley Davidson Dealer Funding, 6.30%, 2/25/2000    61,100,000     60,843,380
 Lexington Parker Capital Corp., 5.98%, 2/25/2000    61,000,000     61,000,000
 Moat Funding, LLC:
  5.89%, 2/11/2000                                   60,000,000     60,000,000
  5.90%, 4/6/2000                                    50,000,000     49,467,361
 Park Avenue Recreation Corp.:
  5.48%, 2/7/2000                                   100,000,000     99,999,190
  5.70%, 2/16/2000                                   63,880,000     63,728,285
 Sheffield Receivables Corp.:
  5.68%, 2/11/2000                                   50,100,000     50,020,953
  5.71%, 2/18/2000                                  100,000,000     99,730,361
 Special Purpose Accounts Receivables Co.:
  5.70%, 2/11/2000                                   75,000,000     74,881,250
  5.80%, 3/2/2000                                    75,000,000     74,637,500
  6.10%, 2/11/2000                                   99,000,000     98,832,250
------------------------------------------------------------------------------
                                                                 1,548,531,637
------------------------------------------------------------------------------

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                   Principal
                                                     Amount        Value
-----------------------------------------------------------------------------
Commercial Paper (continued)
Banks - 2.3%
 Commerzbank AG:
  5.08%, 2/11/2000                                $ 20,000,000 $   19,999,545
  5.17%, 4/19/2000                                 100,000,000     99,993,827
-----------------------------------------------------------------------------
                                                                  119,993,372
-----------------------------------------------------------------------------
Brokers - 0.9%
 Donaldson Luftkin & Jenrette, Inc.,
   6.10%, 3/7/2000                                  50,000,000     49,703,472
-----------------------------------------------------------------------------
Finance & Insurance - 29.8%
 Aetna Svcs., Inc.:
  5.80%, 3/10/2000                                  50,000,000     49,693,889
  6.06%, 2/10/2000                                  75,000,000     74,886,375
 Barton Capital Corp.:
  5.69%, 2/8/2000                                   73,616,000     73,534,552
  5.70%, 2/16/2000                                  41,367,000     41,268,754
  6.04%, 2/3/2000                                   50,000,000     49,983,222
 Barton Healthcare, LLC, 5.94%, VRDN                 4,035,000      4,035,000
 Beta Fin., Inc., 5.75%, 7/21/2000                  25,000,000     24,940,421
 Bills Securitization, 5.79%, 3/23/2000            100,000,000     99,179,750
 Corporate Receivables Corp., 5.72%, 3/2/2000       84,500,000     84,097,217
 Eiffel Funding, LLC, 5.88%, 2/1/2000               35,000,000     35,000,000
 Enterprise Funding Corp., (LOC: NationsBank, NA)
   5.68%, 2/4/2000                                  97,224,000     97,177,981
 Metris Owner Trust, 5.69%, 2/10/2000               33,160,000     33,112,830
 Montauk Funding Corp., 5.73%, 2/24/2000           100,000,000     99,633,916
 MPF, Ltd., 6.10%, 2/10/2000                        50,000,000     49,923,750
 Old Line Funding Corp., 5.70%, 2/22/2000          100,000,000     99,667,500
 Receivables Capital Co., 5.70%, 2/24/2000          45,682,000     45,515,641
 Thames Asset Global, FRN:
  5.70%, 2/15/2000                                  93,620,000     93,412,476
  5.75%, 2/28/2000                                  40,000,000     39,827,500
 Trident Capital Fin., Inc., 5.77%, 3/16/2000       50,000,000     49,647,389

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                  Principal
                                                    Amount        Value
----------------------------------------------------------------------------
Commercial Paper (continued)
Finance & Insurance (continued)
 Triple A One Funding Corp.:
  5.70%, 2/22/2000                               $ 50,000,000 $   49,833,750
  5.71%, 2/18/2000                                 42,533,000     42,418,315
  5.71%, 2/24/2000                                 50,000,000     49,817,597
 Westways Funding:
  5.73%, 2/14/2000                                 56,326,000     56,209,452
  5.78%, 3/15/2000                                106,951,000    106,212,622
  6.10%, 2/11/2000                                 35,000,000     34,940,694
 Windmill Funding Corp., 5.68%, 2/11/2000         100,000,000     99,842,222
----------------------------------------------------------------------------
                                                               1,583,812,815
----------------------------------------------------------------------------
Telecommunication Services & Equipment - 0.9%
 GTE Corp., Deb., 6.13%, 4/11/2000                 50,000,000     49,964,013
----------------------------------------------------------------------------
Total Commercial Paper (cost $3,352,005,309)                   3,352,005,309
----------------------------------------------------------------------------
Corporate Bonds & Notes - 32.0%
Advertising & Related Services - 0.1%
 Walker & Associates, 5.82%, VRDN                   4,200,000      4,200,000
----------------------------------------------------------------------------
Asset Backed - 1.3%
 Capital Fin., Inc., 6.67%, 2/13/2001              50,000,000     50,000,000
 Morganite Inds., Inc., 5.82%, VRDN                20,000,000     20,000,000
----------------------------------------------------------------------------
                                                                  70,000,000
----------------------------------------------------------------------------
Banks - 2.6%
 First USA Bank, NA Wilmington, 5.95%, 9/29/2000   40,000,000     39,987,381
 NationsBank, NA, FRN, 5.67%, 3/16/2000            50,000,000     49,998,223
 Natl. Bank Commerce Memphis, TN, FRN,
   5.99%, 2/20/2000                                50,000,000     49,975,000
----------------------------------------------------------------------------
                                                                 139,960,604
----------------------------------------------------------------------------

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                  Principal
                                                    Amount        Value
----------------------------------------------------------------------------
Corporate Bonds & Notes (continued)
Brokers - 12.2%
 Bear Stearns Co., Inc., MTN:
  5.74%, 7/16/2000                               $ 25,000,000 $   25,000,000
  6.30%, 1/12/2001                                 75,000,000     74,960,682
  6.60%, 1/19/2001                                 50,000,000     50,000,000
 Donaldson Lufkin & Jenrette, Inc., MTN, 6.45%,
   1/8/2001                                        35,000,000     35,000,000
 Goldman Sachs Group, Inc., MTN, 6.00%, 8/7/2000   50,000,000     50,000,000
 Goldman Sachs Group, LP, MTN:
  5.41%, 2/25/2000 (a)                             50,000,000     50,000,000
  6.12%, 4/18/2000 (a)                            100,000,000     98,922,319
 Lehman Brothers Holdings, Inc., MTN:
  6.12%, 4/28/2000                                  3,500,000      3,499,110
  6.33%, 8/1/2000                                   9,510,000      9,511,137
  6.47%, 7/21/2000                                  3,800,000      3,803,219
  6.50%, 7/18/2000                                 50,460,000     50,529,616
  6.50%, 9/25/2000                                 31,000,000     30,996,742
  6.50%, 12/1/2000                                 25,000,000     25,012,731
  6.65%, 11/8/2000                                 22,500,000     22,533,700
 Paine Webber Group, Inc., MTN:
  5.93%, 7/21/2000                                 45,000,000     45,000,000
  5.95%, 8/14/2000                                 45,000,000     45,000,000
  7.00%, 3/1/2000                                  19,500,000     19,517,463
  7.31%, 8/9/2000                                   4,500,000      4,526,757
  8.00%, 5/9/2000                                   4,000,000      4,022,160
----------------------------------------------------------------------------
                                                                 647,835,636
----------------------------------------------------------------------------
Finance & Insurance - 15.8%
 Associates Corp. of North America, 6.375%,
   8/15/2000                                       47,500,000     47,593,042
 Associates Pass Through Asset Trust, 6.45%,
   9/15/2000 (a)                                  131,000,000    131,082,670
 AT&T Capital Corp., MTN, 7.50%, 11/15/2000        19,700,000     19,889,443
 Carolina Medi Plan, Inc., 5.82%, VRDN             50,000,000     50,000,000
 Caterpillar Finl. Svcs., MTN, 5.77%, 7/21/2000    50,000,000     50,000,000
 CC USA, Inc., FRN, 6.32%, 2/3/2000                50,000,000     50,000,000

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                    Principal
                                                      Amount        Value
------------------------------------------------------------------------------
Corporate Bonds & Notes (continued)
Finance & Insurance (continued)
 Chrysler Finl. Corp.:
  6.625%, 6/26/2000                                $ 50,000,000 $   50,116,086
  MTN 5.80%, 4/10/2000                                5,000,000      4,997,198
 Evans Street Properties, LLC, 5.82%, VRDN            3,200,000      3,200,000
 Finova Capital Corp., MTN, 5.875%, 7/20/2000        25,000,000     24,996,749
 General Electric Capital Corp., MTN, 6.12%,
   8/15/2000                                         23,000,000     23,012,704
 GMAC, MTN:
  6.375%, 4/4/2000                                   10,000,000     10,011,435
  6.625%, 6/8/2000                                   24,000,000     24,071,527
  7.50%, 4/11/2000                                   18,000,000     18,053,883
 Heller Finl., Inc., MTN, 6.51%, 9/25/2000           31,950,000     31,964,601
 Household Fin. Corp.:
  6.375%, 6/30/2000                                   4,100,000      4,104,341
  6.75%, 6/1/2000                                     6,250,000      6,263,086
  7.45%, 4/1/2000                                    10,000,000     10,022,323
 IBM Corp., 6.375%, 6/15/2000                        16,000,000     16,026,045
 RACERS, FRN, 5.56%, 12/15/2000 (a)                  50,000,000     50,000,000
 Sigma Fin. Corp., FRN, 6.47%, 2/2/2000             125,000,000    125,000,000
 Syndicated Loan Funding Trust, FRN, 6.03%,
   2/1/2000                                          25,000,000     25,000,000
 Textron Fin. Corp., MTN, FRN, 6.10%, 5/2/2000 (a)   30,000,000     30,000,000
 Transamerica Fin. Corp., MTN, 6.215%, 3/2/2000      25,000,000     25,000,000
 Xerox Credit Corp., 5.40%, 9/11/2000                12,550,000     12,480,034
------------------------------------------------------------------------------
                                                                   842,885,167
------------------------------------------------------------------------------
Total Corporate Bonds & Notes (cost
  $1,704,881,407)                                                1,704,881,407
------------------------------------------------------------------------------
Municipal Obligations - 1.5%
 Massachusetts Nursing Homes Tax Adj. Demand
   Healthcare RB, 5.94%, VRDN                         5,910,000      5,910,000
 Virginia Hsg. Dev. Auth. RB, 5.70%, VRDN            75,390,000     75,390,000
------------------------------------------------------------------------------
Total Municipal Obligations (cost $81,300,000)                      81,300,000
------------------------------------------------------------------------------

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                    Principal
                                                      Amount        Value
-------------------------------------------------------------------------------
U.S. Agency Obligations - 3.9%
 FHLB:
  4.95%, 2/4/2000                                  $ 20,000,000 $   19,999,786
  4.98%, 3/29/2000                                   60,000,000     59,986,451
  5.10%, 3/3/2000                                    20,000,000     19,998,695
 FHLMC,
  5.61%, 2/3/2000                                   105,000,000    104,989,014
-------------------------------------------------------------------------------
Total U.S. Agency Obligations (cost $204,973,946)                  204,973,946
-------------------------------------------------------------------------------
Total Investments (cost $5,343,160,662) - 100.4%                 5,343,160,662
Other Assets and Liabilities - net - (0.4)                         (19,186,850)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                             $5,323,973,812
-------------------------------------------------------------------------------

See Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

CRT New York Tax-Exempt Money Market Fund

Schedule of Investments

January 31, 2000 (Unaudited)




                                                       Principal
                                                         Amount      Value
------------------------------------------------------------------------------
Municipal Obligations - 98.1%
New York - 94.6%
 Amherst, NY IDA RB, (LOC: Marine Midland Bank),
   3.55%, VRDN                                         $  940,000 $    940,000
 Babylon, NY IDA RB, Lambro Inds. Inc. Proj., (LOC:
   Fleet Bank), 3.20%, VRDN                               660,000      660,000
 Battery Park City, NY Auth. Hsg. RB, Marina Towers
   Tender Corp., (LOC: Sumitomo Bank):
  Ser. A, 4.75%, VRDN                                     595,000      595,000
  Ser. B, 4.75%, VRDN                                     765,000      765,000
 Erie Cnty., NY IDA RB, Luminescent Systems, Inc.
   Proj., 3.20%, VRDN                                   1,000,000    1,000,000
 Long Island, NY Pwr. Auth. RB, Ser. 3, (LOC:
   Bayerische Landesbanken), 3.80%, 2/9/2000              400,000      400,000
 Madrid Waddington, NY Central Sch. Dist. GO, (Ins. by
   FGIC), 4.50%, 6/15/2000                                500,000      501,522
 Metropolitan Trans. Auth., NY Munitops Certificates
   Trust, Columbus McKinnon Corp. Proj., Ser. 1999-2,
   (SPA: ABN AMRO Bank), 3.30%, 5/10/2000 (a)             800,000      800,000
 Nassau Cnty., NY RAN GO, (LOC: Bank of New York),
   4.25%, 3/15/2000                                     1,000,000    1,000,746
 New York COP, 4.50%, 9/1/2000                          1,000,000      999,943
 New York Dormitory Auth. RB:
  7.00%, 5/15/2000                                        500,000      514,348
  7.38%, 5/15/2000                                      1,775,000    1,826,952
  Ser. 1997-1A, (SPA: Commerzbank AG & Ins. by FGIC),
    3.30%, VRDN                                         1,000,000    1,000,000
  University Edl. Facs., Ser. B:
  7.00%, 5/15/2000                                      1,220,000    1,254,272
  7.20%, 5/15/2000                                        500,000      514,629
 New York GO, Ser. B, 6.38%, 8/15/2000                  1,000,000    1,011,840
 New York Mtge. Agcy. RB, Ser. PA-87, (LIQ: Merrill
   Lynch & Co., Inc.), 3.75%, 2/24/2000                   267,000      267,000

Evergreen CRT Money Market Funds

CRT New York Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                       Principal
                                                         Amount      Value
------------------------------------------------------------------------------
Municipal Obligations (continued)
New York (continued)
 New York Pwr. Auth. RB, 3.55%, 3/1/2000               $1,000,000 $  1,000,000
 New York Thruway Auth. General RB, (LOC: Societe
   Generale), 3.85%, VRDN                               3,100,000    3,100,000
 New York Thruway Auth. Svc. Contract RB, Local Hwy. &
   Bridge, Ser. A-1, 4.50%, 4/1/2000                    1,000,000    1,001,590
 New York Thruway Auth. Svc. Contract ROC RB, Ser.
   1999-8, (LOC: Toronto Dominion & Ins. by MBIA),
   3.27%, VRDN (a)                                        200,000      200,000
 New York, NY City Hlth. & Hosp. Corp. RB, Ser. A,
   3.75%, 2/1/2000                                        500,000      500,000
 New York, NY City Transitional Fin. Auth. RB:
  Future Tax Secd., Sub. Ser. B-1, (SPA: Morgan Gty.
    Trust Co.), 3.55%, VRDN                               600,000      600,000
  PFOTER, Ser. 1998-27, (LIQ: Bank of America, NA),
    3.28%, VRDN                                         1,400,000    1,400,000
 New York, NY City Trust Cultural Res. RB, Soloman R.
   Guggenheim, 3.55%, VRDN                                300,000      300,000
 New York, NY GO:
  Ser. A, 5.40%, 8/1/2000                                 200,000      201,496
  Sub. Ser. A-5, (LOC: Kredietbank NV), 3.60%, VRDN       500,000      500,000
 Port Auth. NY & NJ RB, Ser. 115, 3.88%, 8/1/2000         500,000      500,000
 Port Auth. NY & NJ Spl. Obl. RB, Ser. 157, (LIQ:
   Morgan Stanley Dean Witter, Inc. & Ins. by MBIA),
   3.25%, VRDN                                          2,080,000    2,080,000
 South Glens Falls, NY Central Sch. Dist. GO, (Ins. by
   FSA), 5.25%, 6/15/2000                                 570,000      573,267
 Suffolk Cnty., NY IDA Solid Wst. Disposal Facs. ROC
   RB, (LIQ: Salomon Smith Barney & Ins. by AMBAC),
   4.00%, 5/4/2000                                        500,000      500,000
------------------------------------------------------------------------------
                                                                    26,507,605
------------------------------------------------------------------------------

Evergreen CRT Money Market Funds

CRT New York Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                  Principal
                                                    Amount      Value
-------------------------------------------------------------------------
Municipal Obligations (continued)
Other - 3.5%
 PFOTER, (LOC: Credit Suisse First Boston Corp.),
   3.60%, 5/4/2000                                $  970,000 $    970,000
-------------------------------------------------------------------------
Total Investments (cost $27,477,605) - 98.1%                   27,477,605
Other Assets and Liabilities - net - 1.9                          529,385
-------------------------------------------------------------------------
Net Assets - 100.0%                                          $ 28,006,990
-------------------------------------------------------------------------

See Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments

January 31, 2000 (Unaudited)




                                                       Principal
                                                         Amount       Value
-------------------------------------------------------------------------------
Municipal Obligations - 99.5%
Alabama - 1.8%
 Dallas Cnty., AL Hsg. Dev. Corp. RB, Ser. A,
   (LOC: SouthTrust Bank NA), 3.40%, VRDN             $  1,485,000 $  1,485,000
 Demopolis, AL IDA RB, Mesa Farms Proj., 3.45%, VRDN     8,000,000    8,000,000
 Montgomery, AL Spl. Care Facs. RB, VHA Program,
   (LOC: Mellon Bank, NA & Ins. by AMBAC), 3.35%,
   VRDN                                                  5,400,000    5,400,000
-------------------------------------------------------------------------------
                                                                     14,885,000
-------------------------------------------------------------------------------
Arkansas - 1.1%
 Union Cnty., AR Indl. Board PCRB, Great Lakes
   Chemical Corp., 3.35%, VRDN                           9,000,000    9,000,000
-------------------------------------------------------------------------------
Colorado - 3.7%
 Arapahoe Cnty., CO IDA RB, Cottrell Printing, Ser.
   A, (LOC: Key Bank, NA), 3.65%, VRDN                   2,000,000    2,000,000
 Arapahoe Cnty., CO MHRB, Rental Hsg. Hunters Run,
   3.35%, VRDN                                          25,600,000   25,600,000
 Colorado HFA IDA RB, Worldwest, LLC Proj.,
   (LOC: Mercantile Bank), 3.55%, VRDN                   2,500,000    2,500,000
-------------------------------------------------------------------------------
                                                                     30,100,000
-------------------------------------------------------------------------------
District of Columbia - 0.4%
 Washington DC GO, Ser. A-3, (LOC: Societe Generale),
   3.70%, VRDN                                           3,400,000    3,400,000
-------------------------------------------------------------------------------
Florida - 3.1%
 Dade Cnty., FL IDA RB, 3.60%, VRDN                      2,300,000    2,300,000
 Florida Hsg. Fin. Agcy. MHRB, Bainbridge, 3.33%,
   VRDN                                                  5,275,000    5,275,000
 Jacksonville, FL EDA, Hartley Press Inc., Ser. A,
   3.45%, VRDN                                           4,500,000    4,500,000
 Orange Cnty., FL Hlth. Facs. Auth. RB, Presbyterian
   Retirement Proj., (LOC: Bank of America, NA),
   3.35%, VRDN                                          10,700,000   10,700,000

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                        Principal
                                                         Amount       Value
-------------------------------------------------------------------------------
Municipal Obligations (continued)
Florida (continued)
 Pasco Cnty., FL Edl. Facs. Auth. RB, Saint Leo Univ.
   Proj., 3.30%, VRDN                                  $ 3,000,000 $  3,000,000
-------------------------------------------------------------------------------
                                                                     25,775,000
-------------------------------------------------------------------------------
Georgia - 5.2%
 Cobb Cnty., GA RB, Kennestone Hosp. Auth., (SPA:
   Suntrust Bank, Atlanta), 3.35%, VRDN                 10,000,000   10,000,000
 Fulton Cnty., GA Dev. Auth. RB, Alfred & Adele Davis,
   (LOC: Wachovia Bank, NA), 3.30%, VRDN                 4,900,000    4,900,000
 Georgia GO:
  Ser. 74, 3.30%, VRDN                                   6,790,000    6,790,000
  Ser. B, 5.50%, 3/1/2000                                2,250,000    2,254,177
 Georgia Local Government COP, (LIQ: Bank of America
   NA), 3.28%, VRDN                                      8,000,000    8,000,000
 Georgia Muni. Elec. Auth. Pwr. RB, 3.28%, VRDN         11,300,000   11,300,000
-------------------------------------------------------------------------------
                                                                     43,244,177
-------------------------------------------------------------------------------
Idaho - 1.1%
 Minidoka Cnty., ID IDA RB, Natures Best Produce,
   Inc., 3.35%, VRDN                                     5,000,000    5,000,000
 Power Cnty., ID PCRB, FMC Corp. Proj., 3.60%, VRDN      3,800,000    3,800,000
-------------------------------------------------------------------------------
                                                                      8,800,000
-------------------------------------------------------------------------------
Illinois - 6.3%
 Arcola, IL IDA RB, Herff Jones Inc., Proj.,
   (LOC: Lasalle National Bank), 3.50%, VRDN             3,500,000    3,500,000
 Chicago, IL GO, ABN AMRO Munitops, Ser. 1998-3,
   (SPA: ABN AMRO Bank), 3.31%, VRDN (a)                16,000,000   16,000,000
 Franklin Park, IL GO RB, (LIQ: Societe Generale &
   Ins. by AMBAC), 3.30%, VRDN (a)                       7,055,000    7,055,000
 Gurnee, IL IDA RB, Kenall Manufacturing Co. Proj.,
   (LOC: Harris Trust & Savings Bank), 3.35%, VRDN       5,200,000    5,200,000
 Illinois Dev. Fin. Auth. RB, 3.80%, VRDN (a)            2,900,000    2,900,000

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                       Principal
                                                        Amount       Value
------------------------------------------------------------------------------
Municipal Obligations (continued)
Illinois (continued)
 Illinois GO, 3.50%, 3/1/2000                         $ 5,000,000 $  5,001,539
 Illinois Hlth. Facs. Auth. RB, Resurrection Hlth.,
   Ser. A, 3.65%, VRDN                                  7,100,000    7,100,000
 Illinois Metro. Pier & Expo. Auth. RB, PFOTER,
   (LOC: Merrill Lynch & Co., Inc. & Ins. by MBIA),
   3.65%, VRDN (a)                                      5,115,000    5,115,000
------------------------------------------------------------------------------
                                                                    51,871,539
------------------------------------------------------------------------------
Indiana - 6.9%
 Indiana Hlth. Facs. Fin. Auth. RB:
  Ascension Hlth., Ser. B, 3.80%, 2/9/2000              7,000,000    7,000,000
  PFOTER, 3.40%, VRDN                                  27,895,000   27,895,000
 Indiana Hlth. Facs. Hosp. RB, Mary Sherman Hosp.
   Proj., 3.35%, VRDN                                  12,000,000   12,000,000
 Indianapolis, IN MHRB, Canal Square Proj., (LOC:
   National City Bank), 3.40%, VRDN                    10,130,000   10,130,000
------------------------------------------------------------------------------
                                                                    57,025,000
------------------------------------------------------------------------------
Kansas - 0.9%
 Lenexa, KS MHRB, PFOTER, 3.45%, VRDN                   7,320,000    7,320,000
------------------------------------------------------------------------------
Kentucky - 0.2%
 Boone Cnty., KY Indl. Bldg. RB, Lyon Magnus Proj.,
   (LOC: Bank of America, NA), 3.60%, VRDN              1,620,000    1,620,000
------------------------------------------------------------------------------
Louisiana - 1.8%
 Louisiana Pub. Facs. Auth. Hosp. RB, Willis-Knighton
   Med. Ctr. Proj., 3.30%, VRDN                        12,700,000   12,700,000
 Saint Charles Parish, LA PCRB, Monsanto Co. Proj.,
   3.30%, VRDN                                          1,900,000    1,900,000
------------------------------------------------------------------------------
                                                                    14,600,000
------------------------------------------------------------------------------
Maine - 0.1%
 Lewiston, ME Pub. Impt. GO, Ser. A, (Ins. by MBIA),
   4.20%, 5/15/2000                                       345,000      345,668
------------------------------------------------------------------------------

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                        Principal
                                                         Amount       Value
-------------------------------------------------------------------------------
Municipal Obligations (continued)
Maryland - 1.5%
 Howard Cnty., MD MHRB, Sherwood Crossing Proj.,
   (Coll. by GNMA), 3.30%, 6/1/2000                    $ 6,000,000 $  6,000,000
 Montgomery Cnty., MD Pub. Impt. GO, Cons. Pub. Impt.,
   Ser. A, 4.00%, 5/1/2000                               6,000,000    6,013,828
-------------------------------------------------------------------------------
                                                                     12,013,828
-------------------------------------------------------------------------------
Massachusetts - 1.2%
 Massachusetts Bay Trans. Auth. GO, Ser. A,
   3.50%, 2/25/2000                                      7,700,000    7,702,899
 Massachusetts Indl. Fin. Agcy. RB, Commonwealth Ave.
   Realty Proj., (LOC: State Street Bank & Trust Co.),
   3.45%, VRDN                                           2,500,000    2,500,000
-------------------------------------------------------------------------------
                                                                     10,202,899
-------------------------------------------------------------------------------
Michigan - 0.5%
 Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont
   Hosp., Ser. L, 3.60%, VRDN                            4,000,000    4,000,000
-------------------------------------------------------------------------------
Minnesota - 0.8%
 Bloomington, MN Port Auth. RB, Mall of America Proj.,
   Ser. A, (Ins. by FSA), 4.00%, 2/1/2000                1,800,000    1,800,000
 Minnesota Pub. Facs. ROC PCRB, (LIQ: Commerzbank AG),
   3.30%, VRDN                                           2,700,000    2,700,000
 Saint Paul, MN Port Auth. RB, Pub. Hsg. Agcy. Proj.,
   Ser. 5, 3.60%, VRDN                                   1,750,000    1,750,000
-------------------------------------------------------------------------------
                                                                      6,250,000
-------------------------------------------------------------------------------
Mississippi - 0.7%
 Jackson Cnty., MS Port Facs. RB, Chevron USA, Inc.
   Proj., 3.85%, 5/1/2000                                6,000,000    6,000,000
-------------------------------------------------------------------------------
Missouri - 1.0%
 Missouri Hsg. Dev. Commission Mtge. RB, (LOC: Banco
   Santander, SA & Coll. by GNMA), 3.32%, VRDN           7,245,000    7,245,000

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                       Principal
                                                        Amount       Value
 ------------------------------------------------------------------------------
Municipal Obligations (continued)
Missouri (continued)
 Springfield, MO Hwy. Impt. RB, (Ins. by: AMBAC),
   3.60%, 8/1/2000                                    $   535,000 $    535,000
------------------------------------------------------------------------------
                                                                     7,780,000
------------------------------------------------------------------------------
Nebraska - 1.2%
 Douglas Cnty., NE Ind. Dev. RB, James Skinner Co.
   Proj., (LOC: U.S. Bank NA), 3.55%, VRDN              3,050,000    3,050,000
 Omaha Pub. Pwr. Dist., NE Elec. RB, Ser. 122, (LIQ:
   Morgan Stanley Dean Witter, Inc.), 3.30%, VRDN (a)   6,745,000    6,745,000
------------------------------------------------------------------------------
                                                                     9,795,000
------------------------------------------------------------------------------
Nevada - 0.6%
 Nevada GO, ABN AMRO Munitops, Ser. 1998-A, (SPA: ABN
   AMRO Bank), 3.31%, VRDN                              5,000,000    5,000,000
------------------------------------------------------------------------------
New Hampshire - 1.5%
 New Hampshire Higher Edl. & Hlth. RB:
  VHA New England Prog., (LOC: Mellon Bank, NA & Ins.
     by AMBAC):
   Ser. B, 3.35%, VRDN                                  4,400,000    4,400,000
   Ser. D, 3.35%, VRDN                                  1,600,000    1,600,000
   Ser. G, 3.35%, VRDN                                  6,725,000    6,725,000
------------------------------------------------------------------------------
                                                                    12,725,000
------------------------------------------------------------------------------
New Jersey - 0.1%
 New Jersey Hlth. Care Facs. RB, 3.10%, VRDN            1,000,000    1,000,000
------------------------------------------------------------------------------
New Mexico - 0.5%
 Albuquerque, NM IDA RB, General Technology Corp.
   Proj., 3.45%, VRDN                                   4,100,000    4,100,000
------------------------------------------------------------------------------
New York - 1.8%
 New York Dorm. Auth. RB, PFOTER, (LOC: Merrill Lynch
   & Co., Inc. & Ins. by AMBAC), 3.25%, VRDN            4,670,000    4,670,000

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                        Principal
                                                         Amount       Value
-------------------------------------------------------------------------------
Municipal Obligations (continued)
New York (continued)
 New York State Thruway Auth. RB, (LOC: Societe
   Generale), 3.85%, VRDN                              $10,500,000 $ 10,500,000
-------------------------------------------------------------------------------
                                                                     15,170,000
-------------------------------------------------------------------------------
North Carolina - 3.3%
 Charlotte, NC GO, 5.00%, 2/1/2000                       5,895,000    5,895,000
 Lincoln Cnty., NC Indl. Facs. PCRB, Barre Natl.
   Proj., (LOC: Bank of America, NA), 3.40%, VRDN        4,000,000    4,000,000
 Mecklenburg Cnty., NC GO, 3.75%, 4/1/2000               3,000,000    3,002,964
 North Carolina State GO:
  Pub. Sch. Bldg., 4.50%, 4/1/2000                      10,000,000   10,023,385
  Ser. A, 6.10%, 3/1/2000                                1,470,000    1,473,395
 Vance Cnty., NC Ind. Facs. PCRB, Custom Molders, Inc.
   Proj., 3.45%, VRDN                                    3,135,000    3,135,000
-------------------------------------------------------------------------------
                                                                     27,529,744
-------------------------------------------------------------------------------
Ohio - 1.3%
 Ohio Wtr. Dev. PCRB, Philip Morris Co., Inc., 3.35%,
   VRDN                                                 11,000,000   11,000,000
-------------------------------------------------------------------------------
Oregon - 0.7%
 Umatilla Cnty., OR Sch. Dist. ROC RB, Hermiston,
   3.30%, VRDN                                           5,950,000    5,950,000
-------------------------------------------------------------------------------
Pennsylvania - 14.0%
 Clinton Cnty., PA IDA RB, Ser. 1992-A, 4.70%,
   1/15/2001                                             1,600,000    1,600,000
 Emmaus, PA Gen. Auth. RB:
  Local Government, (LOC: KBC Bank NV):
    Ser. B-20, 1999, 3.30%, VRDN                        14,700,000   14,700,000
    Ser. G-11, 1998, 3.30%, VRDN                         9,800,000    9,800,000
  Ser. A-8, 1999, (LOC: KBC Bank NV), 3.30%, VRDN       10,000,000   10,000,000
  Ser. B-19, 1999, (LOC: KBC Bank NV), 3.30%, VRDN       5,700,000    5,700,000
  Ser. B-21, 1999, (LOC: KBC Bank NV), 3.30%, VRDN       6,400,000    6,400,000
  Ser. C-17, 1999, (LOC: KBC Bank NV), 3.30%, VRDN      10,000,000   10,000,000

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                        Principal
                                                         Amount       Value
-------------------------------------------------------------------------------
Municipal Obligations (continued)
Pennsylvania (continued)
 Emmaus, PA Gen. Auth. RB:
   Ser. C-18, 1999, (LOC: Bayerische Landesbanken),
    3.30%, VRDN                                        $12,500,000 $ 12,500,000
  Ser. D-18, 1999, (LOC: KBC Bank NV), 3.30%, VRDN       6,300,000    6,300,000
  Ser. F-15, 1999, 3.30%, VRDN                          12,400,000   12,400,000
  Ser. G, 1997, 3.30%, VRDN                              6,300,000    6,300,000
 Geisinger, PA Hlth. Sys. RB, 3.60%, VRDN                9,475,000    9,475,000
 Montgomery Cnty., PA Ed. & Hlth. RB, St. Joseph's
   Univ. Proj., 8.30%, 6/1/2000                          5,500,000    5,693,743
 Pennsylvania Intergovernmental Coop. Auth. RB,
   Liquidation Facs. w/ Toronto Dominion, 3.30%, VRDN    4,975,000    4,975,000
-------------------------------------------------------------------------------
                                                                    115,843,743
-------------------------------------------------------------------------------
South Carolina - 3.3%
 Allendale Cnty., SC Ind. RB, King-Seeley Thermos Co.
   Proj., (LOC: Bank of Nova Scotia), 3.36%, VRDN        9,250,000    9,250,000
 Piedmont, SC Muni. Pwr. Agcy. RB:
  Ser. B, (LOC: Credit Suisse First Boston & Ins. by
    MBIA), 3.25%, VRDN                                   9,900,000    9,900,000
  Ser. C, (LOC: Morgan Gty. Trust Co. & Ins. by MBIA),
    3.25%, VRDN                                          4,000,000    4,000,000
 York Cnty., SC PCRB, Duke Pwr. Co. Proj.,
   (Gtd. by Duke Power Co.), 3.40%, 2/24/2000            3,700,000    3,700,000
-------------------------------------------------------------------------------
                                                                     26,850,000
-------------------------------------------------------------------------------
South Dakota - 1.9%
 South Dakota Hsg. Dev. Auth. RB, PFOTER,
   (LOC: Merrill Lynch & Co., Inc.), 3.55%, 5/11/2000   15,515,000   15,515,000
-------------------------------------------------------------------------------
Tennessee - 2.0%
 Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, St.
   Andrews, Sewanee Sch. Proj., (LOC: Amsouth Bank of
   Alabama), 3.20%, VRDN                                 5,000,000    5,000,000

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                        Principal
                                                         Amount       Value
-------------------------------------------------------------------------------
Municipal Obligations (continued)
Tennessee (continued)
 Memphis Shelby Cnty., TN IDA RB, Utah Med. Group
   Inc., (LOC: National Bank of Commerce), 3.30%, VRDN $11,550,000 $ 11,550,000
-------------------------------------------------------------------------------
                                                                     16,550,000
-------------------------------------------------------------------------------
Texas - 13.3%
 Brazos River, TX Harbor Navigation Dist. RB:
  Brazoria Cnty. Env. Proj., (LOC: Chase Manhattan
    Bank), 3.75%, VRDN                                   2,300,000    2,300,000
  Hoffman-La Roche, Inc. Proj., (LOC: Wachovia Bank of
    NC), 3.23%, VRDN                                     2,750,000    2,750,000
 Calhoun Cnty., TX Navigation IDA RB, Formosa Plastics
   Corp. Proj., (LOC: Bank of America, NA), 3.30%,
   VRDN                                                 28,500,000   28,500,000
 Dallas, TX GO, Ser. 93, (LIQ: Morgan Stanley Dean
   Witter, Inc.), 3.30%, VRDN                           21,620,000   21,620,000
 Harris Cnty., TX GO, 3.28%, VRDN                        9,600,000    9,600,000
 Harris Cnty., TX Hsg. Fin. Corp., MHRB, Methodist
   Hosp., Ser. 1994, (LOC: Morgan Gty. Trust Co.),
   3.60%, VRDN                                           5,500,000    5,500,000
 Hunt, TX Mem. Hosp. Dist. RB, (SPA: Chase Bank of
   Texas & Ins. by FSA), 4.00%, VRDN                    10,700,000   10,700,000
 Lower Neches Valley, TX RB, Mobil Oil Refining Corp.
   Proj., 3.70%, VRDN                                    4,200,000    4,200,000
 Matagorda Cnty., TX PCRB, 3.45%, VRDN                   7,495,000    7,495,000
 Texas A&M Univ. RB, ABN AMRO Munitops, Ser. 1999-5,
   (SPA: ABN AMRO Bank), 3.60%, 5/17/2000 (a)            7,000,000    7,000,000
 Travis Cnty., TX Hlth. Facs. RB, 3.28%, VRDN            5,000,000    5,000,000
 Yoakum Cnty., TX IDA PCRB, Amoco Proj.,
   3.85%, 5/1/2000                                       5,265,000    5,265,000
-------------------------------------------------------------------------------
                                                                    109,930,000
-------------------------------------------------------------------------------
Virginia - 2.9%
 King George Cnty, VA IDA RB, Birchwood Pwr.,
   3.75%, VRDN                                           3,900,000    3,900,000

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                        Principal
                                                         Amount       Value
-------------------------------------------------------------------------------
 Municipal Obligations (continued)
Virginia (continued)
 Lynchburg, VA IDA Hosp. Facs. RB: (LOC: Mellon Bank,
   NA & Ins. by AMBAC), VHA Mid-Atlantic States:
     Ser. D, 3.35%, VRDN                               $ 2,400,000 $  2,400,000
     Ser. F, 3.35%, VRDN                                 2,400,000    2,400,000
     Ser. G, 3.35%, VRDN                                   500,000      500,000
 Newport News, VA MHRB, Newport-Oxford Proj., (LOC:
   Bank of America, NA), 3.35%, VRDN                     9,700,000    9,700,000
 Richmond, VA Redev. MHRB, 3.45%, VRDN                   5,300,000    5,300,000
-------------------------------------------------------------------------------
                                                                     24,200,000
-------------------------------------------------------------------------------
Washington - 1.7%
 Port of Seattle, WA, ABN AMRO Munitops, Ser. 1998-16,
   (SPA: ABN AMRO Bank), 3.31%, VRDN (a)                10,000,000   10,000,000
 Seattle, WA GO, (LOC: Merrill Lynch & Co., Inc.),
   3.60%, 7/20/2000                                      4,370,000    4,370,000
-------------------------------------------------------------------------------
                                                                     14,370,000
-------------------------------------------------------------------------------
West Virginia - 2.5%
 West Virginia Hosp. Fin. Auth. RB:
  3.45%, VRDN                                           13,995,000   13,995,000
 VHA Mid-Atlantic States, Ser. G,
  (LOC: Mellon Bank, NA & Ins. by AMBAC), 3.35%, VRDN    5,400,000    5,400,000
 West Virginia Hsg. Dev. Fund, 3.50%, 6/18/2000          1,000,000    1,000,000
-------------------------------------------------------------------------------
                                                                     20,395,000
-------------------------------------------------------------------------------
Wisconsin - 0.5%
 Wisconsin GO, Ser. A, 4.00%, 5/1/2000                   4,340,000    4,348,856
-------------------------------------------------------------------------------
Other - 8.1%
 Charter Mac Certificate Trust I, (LOC: MBIA), 3.50%,
   VRDN                                                  7,000,000    7,000,000
 Clipper Tax Exempt Trust, Ser. 1998-1, (LOC: State
   Street Bank & Trust, Co. & Ins. by MBIA), 3.55%,
   VRDN (a)                                              5,482,000    5,482,000
 Koch Trust, PFOTER, 3.80%, VRDN                         3,000,000    3,000,000

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                    Principal
                                     Amount       Value
-----------------------------------------------------------
Municipal Obligations (continued)
Other (continued)
 Morgan Keegan Muni. Prods., Inc.:
  Ser. D, 3.50%, VRDN              $17,420,000 $ 17,420,000
  Ser. F, 3.70%, VRDN               28,850,000   28,850,000
 PFOTER, 3.55%, VRDN                 5,260,000    5,260,000
-----------------------------------------------------------
                                                 67,012,000
-----------------------------------------------------------
Total Investments (cost $821,517,454) - 99.5%   821,517,454
Other Assets and Liabilities - net - 0.5          4,138,081
-----------------------------------------------------------
Net Assets - 100.0%                            $825,655,535
-----------------------------------------------------------

See Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

U.S. Government Money Market Fund

Schedule of Investments

January 31, 2000 (Unaudited)




                                  Principal
                                    Amount        Value
------------------------------------------------------------
U.S. Agency Obligations - 84.0%
 FAMC Disc. Notes:
  5.48%, 2/23/2000               $ 40,000,000 $   39,866,044
  5.53%, 2/23/2000                 26,200,000     26,111,459
------------------------------------------------------------
 FFCA:
  4.90%, 11/16/2000                10,000,000      9,901,506
  5.45%, 8/2/2000                  14,965,000     14,945,279
  5.78%, 4/3/2000                 150,000,000    150,000,000
------------------------------------------------------------
 FHLB:
  4.90%, 2/4/2000                 115,000,000    114,999,953
  4.95%, 2/24/2000                 50,000,000     49,996,207
  4.98%, 3/29/2000                 50,000,000     49,988,709
  5.00%, 8/14/2000                 18,000,000     17,874,753
  5.10%, 3/3/2000                  50,000,000     49,996,739
  5.11%, 5/5/2000                  25,000,000     24,997,817
  5.125%, 5/19/2000                50,000,000     49,982,968
  5.20%, 6/1/2000                  25,000,000     24,994,463
  5.71%, 8/9/2000                 100,000,000     99,995,016
  5.75%, 9/15/2000                 25,000,000     24,991,604
  5.875%, 9/7/2000                 35,000,000     34,997,068
  6.04%, 9/1/2000-10/25/2000       69,000,000     69,000,000
  6.05%, 11/3/2000                 28,580,000     28,547,218
  6.21%, 2/2/2000                 150,000,000    150,000,000
  6.26%, 2/2/2000                  75,000,000     74,965,234
  6.35%, 2/1/2001                  30,000,000     29,981,310
  Disc. Notes:
  5.53%, 2/23/2000                125,000,000    124,577,570
  5.60%, 2/25/2000                125,000,000    124,533,333
------------------------------------------------------------
 FHLMC Deb.:
  5.51%, 7/14/2000                 20,000,000     19,966,321
  5.61%, 2/21/2000                100,000,000     99,989,537
  5.62%, 7/7/2000                 100,000,000    100,000,000
  Disc. Notes
  5.62%, 3/14/2000                 50,000,000     49,672,167

Evergreen CRT Money Market Funds

U.S. Government Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                      Principal
                                        Amount        Value
----------------------------------------------------------------
U.S. Agency Obligations (continued)
 FHLMC Deb. (continued)
  MTN:
  5.99%, 12/6/2000                   $ 50,000,000 $   49,965,807
  6.35%, 1/5/2001                     100,000,000     99,993,478
----------------------------------------------------------------
 FNMA Disc. Notes:
  5.26%, 6/19/2000                     60,000,000     58,781,433
  5.53%, 2/28/2000                     26,743,000     26,632,083
  5.55%, 2/2/2000                      50,000,000     49,992,292
  5.70%, 4/13/2000                    135,781,000    134,233,097
  5.72%, 4/6/2000                      30,000,000     29,690,167
  MTN:
  5.10%, 5/19/2000                     20,000,000     19,962,347
  5.62%, 2/9/2000                      35,000,000     34,990,915
  5.66%, 9/7/2000                      50,000,000     49,989,379
  5.80%, 8/17/2000                     60,000,000     59,975,977
  5.93%, 3/20/2000                    150,000,000    150,000,000
  6.20%, 12/27/2000                    50,000,000     49,954,918
----------------------------------------------------------------
 Intermediate American Dev. Bank,
  Disc. Notes
  5.50%, 2/11/2000                     28,700,000     28,656,153
----------------------------------------------------------------
 SLMA MTN:
  5.25%, 6/30/2000                     17,500,000     17,494,406
  5.90%, 6/8/2000                      55,000,000     54,997,754
  5.95%, 6/29/2000                    100,000,000    100,000,000
  6.20%, 2/11/2000                     39,820,000     39,820,310
  6.25%, 9/1/2000-10/12/2000          200,000,000    199,932,176
  6.41%, 7/27/2000                     50,000,000     49,995,164
----------------------------------------------------------------
 TVA Disc. Notes
  5.53%, 2/3/2000                     100,000,000     99,969,278
----------------------------------------------------------------
Total U.S. Agency Obligations
  (cost $3,059,899,409)                            3,059,899,409
----------------------------------------------------------------

Evergreen CRT Money Market Funds

U.S. Government Money Market Fund

Schedule of Investments (continued)

January 31, 2000 (Unaudited)




                                                 Principal
                                                   Amount        Value
----------------------------------------------------------------------------
Repurchase Agreement - 16.4%
 Societe Generale Bank, SA, 5.69%, dated
   1/31/2000, maturing 2/1/2000, maturity value
   $599,167,285
   (cost $599,072,598)(b)                       $599,072,598 $  599,072,598
----------------------------------------------------------------------------
Total Investments (cost $3,658,972,007) - 100.4%              3,658,972,007
Other Assets and Liabilities - net - (0.4)                      (15,347,214)
----------------------------------------------------------------------------
Net Assets - 100.0%                                          $3,643,624,793
----------------------------------------------------------------------------

See Notes to Schedules of Investments.

Evergreen CRT Funds Money Market Funds

Combined Notes to Schedules of Investments

January 31, 2000 (Unaudited)

--------------------------------------------------------------------------------
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) The repurchase agreement is fully collateralized by $667,076,886 GNMA, 6.00% - 8.00%, 6/15/2028 - 11/15/2029; value including accrued interest
      $616,525,427.

Summary of Abbreviations:

AMBAC - American Municipal Bond Assurance Corp.
CDA - Community Development Authority
COP - Certificates of Participation
EDA - Economic Development Authority
FAMC - Federal Agriculture Mortgage Corp.
FFCA - Federal Farm Credit Association
FGIC - Financial Guaranty Insurance Co.
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
FSA - Financial Security Assurance, Inc.
GMAC - General Motors Acceptance Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
LIQ - Liquidity Provider
LLC - Limited Liability Corp.
LOC - Letter of Credit
LP - Limited Partnership
MHRB - Multifamily Housing Revenue Bond
MBIA - Municipal Bond Investors Assurance Corp.
MTN - Medium Term Notes
NA - National Association
PCRB - Pollution Control Revenue Bond
PFOTER - Puttable Floating Option Tax Exempt Receipt
RACERS - Restructured Asset Security Enhancement
RAN - Revenue Anticipation Note
RB - Revenue Bond
ROC - Reset Option Certificates
SFHRB - Single Family Housing Revenue Bond
SLMA - Student Loan Marketing Association
SPA - Securities Purchase Agreement
TRAN - Tax Revenue Anticipation Note
TVA - Tennessee Valley Authority
VHA - Veterans Housing Authority
VRDN - Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly, depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2000.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Statements of Assets and Liabilities

January 31, 2000 (Unaudited)

                                     CRT                           CRT
                                  California        CRT         New York       CRT            U.S.
                                  Tax-Exempt    Money Market   Tax-Exempt   Tax-Exempt     Government
                                     Fund           Fund          Fund         Fund           Fund
--------------------------------------------------------------------------------------------------------
Assets
 Investments in securities       $113,715,128  $5,343,160,662  $27,477,605 $821,517,454  $3,059,899,409
 Investments in repurchase
  agreements                                0               0            0            0     599,072,598
--------------------------------------------------------------------------------------------------------
 Investments at amortized cost    113,715,128   5,343,160,662   27,477,605  821,517,454   3,658,972,007
 Cash                                  47,942               0      203,272      305,386               0
 Receivable for Fund shares sold      103,647       3,217,823            0    1,140,023         920,152
 Interest receivable                  995,420      34,362,336      315,814    4,744,045      26,195,101
 Deferred organization expenses         2,854               0          714            0               0
 Prepaid expenses and other
  assets                               68,697       1,244,578       67,146       62,577         630,627
--------------------------------------------------------------------------------------------------------
  Total assets                    114,933,688   5,381,985,399   28,064,551  827,769,485   3,686,717,887
--------------------------------------------------------------------------------------------------------
Liabilities
 Distributions payable                106,365      10,548,972       28,629      837,993       6,923,167
 Payable for securities
  purchased                                 0      37,170,707            0            0      29,981,310
 Payable for Fund shares
  redeemed                             12,313       5,661,780        6,782      804,516       3,047,022
 Due to custodian bank                      0         604,996            0            0               0
 Advisory fee payable                  19,589         710,506        4,350      138,023         503,263
 Distribution Plan expenses
  payable                                 526         648,519        3,029      113,374         512,249
 Due to other related parties           1,764          84,418          395       12,903          56,854
 Accrued expenses and other
  liabilities                          72,515       2,581,689       14,376      207,141       2,069,229
--------------------------------------------------------------------------------------------------------
 Total liabilities                    213,072      58,011,587       57,561    2,113,950      43,093,094
--------------------------------------------------------------------------------------------------------
Net assets                       $114,720,616  $5,323,973,812  $28,006,990 $825,655,535  $3,643,624,793
--------------------------------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital                 $114,719,369  $5,325,094,581  $28,003,370 $825,656,833  $3,643,624,813
 Undistributed (overdistributed)
  net investment income                  (500)              0            0       (1,250)              0
 Accumulated net realized gains
  or losses on securities               1,747      (1,120,769)       3,620          (48)            (20)
--------------------------------------------------------------------------------------------------------
Total net assets                 $114,720,616  $5,323,973,812  $28,006,990 $825,655,535  $3,643,624,793
--------------------------------------------------------------------------------------------------------
Shares outstanding - Class A      114,719,369   5,325,094,489   28,003,370  825,655,469   3,643,624,846
Net asset value per share        $       1.00  $         1.00  $      1.00 $       1.00  $         1.00
--------------------------------------------------------------------------------------------------------

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Statements of Operations

Six Months Ended January 31, 2000 (Unaudited)

                            CRT                       CRT
                         California      CRT        New York      CRT         U.S.
                         Tax-Exempt  Money Market  Tax-Exempt Tax-Exempt   Government
                            Fund         Fund         Fund       Fund         Fund
---------------------------------------------------------------------------------------
Investment income
 Interest                $1,731,877  $143,181,014   $388,615  $14,270,255  $99,066,931
---------------------------------------------------------------------------------------
Expenses
 Advisory fee               117,722     4,243,429     23,365      854,366    3,163,149
 Distribution Plan
  expenses                  176,583     9,580,133     40,357    1,332,401    6,886,189
 Administrative services
  fees                       10,702       504,217      2,124       80,752      362,226
 Transfer agent fee          46,381     4,790,825      5,598      332,774    3,202,599
 Trustees' fees and
  expenses                    1,053        50,127        204        7,996       36,236
 Printing and postage
  expenses                    5,503       204,816      1,319        8,363      149,406
 Custodian fee               21,486       739,119      4,449      114,817      568,596
 Registration and filing
  fees                       10,057       484,518      1,171      124,455      351,964
 Professional fees            8,847        93,447      4,985       14,740       44,729
 Organization expenses          780             0        195            0            0
 Other                       16,311     1,323,569      2,543      127,838      142,378
---------------------------------------------------------------------------------------
  Total expenses            415,425    22,014,200     86,310    2,998,502   14,907,472
 Less: Expense reductions    (3,399)     (111,413)    (1,348)     (16,032)     (41,054)
---------------------------------------------------------------------------------------
  Net expenses              412,026    21,902,787     84,962    2,982,470   14,866,418
---------------------------------------------------------------------------------------
 Net investment income    1,319,851   121,278,227    303,653   11,287,785   84,200,513
---------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities        1,747    (1,079,534)     3,620        2,850          (20)
---------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations             $1,321,598  $120,198,693   $307,273  $11,290,635  $84,200,493
---------------------------------------------------------------------------------------

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Statements of Changes in Net Assets

Six Months Ended January 31, 2000 (Unaudited)

                              CRT            CRT            CRT
                           California       Money        New York         CRT             U.S.
                           Tax-Exempt       Market      Tax-Exempt     Tax-Exempt      Government
                              Fund           Fund          Fund           Fund            Fund
----------------------------------------------------------------------------------------------------
Operations
 Net investment income    $  1,319,851  $  121,278,227  $   303,653  $   11,287,785  $   84,200,513
 Net realized gains or
  losses on securities           1,747      (1,079,534)       3,620           2,850             (20)
----------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations                 1,321,598     120,198,693      307,273      11,290,635      84,200,493
----------------------------------------------------------------------------------------------------
Distributions to
 shareholders from net
 investment income          (1,319,851)   (121,278,227)    (303,653)    (11,287,785)    (84,200,513)
----------------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold                     112,136,335   6,423,412,212   61,233,306   1,208,374,293   5,828,551,049
 Net asset value of
  shares issued in
  reinvestment of
  distributions              1,350,421     119,878,473      296,062      11,470,651      83,868,279
 Payment for shares
  redeemed                (104,665,176) (6,067,208,147) (54,167,829) (1,239,423,723) (5,845,592,930)
----------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions         8,821,580     476,082,538    7,361,539     (19,578,779)     66,826,398
----------------------------------------------------------------------------------------------------
 Total increase
  (decrease) in net
  assets                     8,823,327     475,003,004    7,365,159     (19,575,929)     66,826,398
Net assets
 Beginning of period       105,897,289   4,848,970,808   20,641,831     845,231,464   3,576,798,415
----------------------------------------------------------------------------------------------------
 End of period            $114,720,616  $5,323,973,812  $28,006,990  $  825,655,535  $3,643,624,793
----------------------------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income        $       (500) $            0  $         0  $       (1,250) $            0
----------------------------------------------------------------------------------------------------

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Statements of Changes in Net Assets

Year Ended July 31, 1999

                              CRT             CRT             CRT
                          California         Money          New York          CRT             U.S.
                          Tax-Exempt         Market        Tax-Exempt      Tax-Exempt      Government
                             Fund             Fund            Fund            Fund            Fund
----------------------------------------------------------------------------------------------------------
Operations
 Net investment income   $   2,228,501  $    196,862,117  $    463,538  $    22,144,619  $    155,744,742
 Net realized gains or
  losses on securities               0           (10,742)            0                0                 0
----------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations                 2,228,501       196,851,375       463,538       22,144,619       155,744,742
----------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from net
 investment income          (2,228,501)     (196,862,117)     (463,538)     (22,144,619)     (155,744,742)
----------------------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold                     396,996,499    18,089,898,378    82,706,823    3,090,851,626    12,533,705,976
 Net asset value of
  shares issued in
  reinvestment of
  distributions              2,194,969       195,748,017       461,633       22,151,139       155,710,250
 Payment for shares
  redeemed                (388,991,731)  (17,254,369,398)  (77,816,205)  (3,082,828,293)  (12,274,994,726)
----------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions              10,199,737     1,031,276,997     5,352,251       30,174,472       414,421,500
----------------------------------------------------------------------------------------------------------
 Total increase in net
  assets                    10,199,737     1,031,266,255     5,352,251       30,174,472       414,421,500
Net assets
 Beginning of period        95,697,552     3,817,704,553    15,289,580      815,056,992     3,162,376,915
----------------------------------------------------------------------------------------------------------
 End of period           $ 105,897,289  $  4,848,970,808  $ 20,641,831  $   845,231,464  $  3,576,798,415
----------------------------------------------------------------------------------------------------------
Overdistributed net
 investment income       $        (500) $              0  $          0  $        (1,250) $              0
----------------------------------------------------------------------------------------------------------

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited)

1. Organization
The Evergreen CRT Money Market Funds (formerly Cash Resource Trust) consist of Evergreen CRT California Tax-Exempt Money Market Fund ("CRT California Tax-Exempt Fund") (formerly Cash Resource California Tax-Exempt Money Market Fund), Evergreen CRT Money Market Fund ("CRT Money Market Fund") (formerly Cash Resource Money Market Fund), Evergreen CRT New York Tax-Exempt Money Market Fund ("CRT New York Tax-Exempt Fund") (formerly Cash Resource New York Tax-Exempt Money Market Fund), Evergreen CRT Tax-Exempt Money Market Fund ("CRT Tax-Exempt Fund") (formerly Cash Resource Tax-Exempt Money Market Fund) and Evergreen U.S. Government Money Market Fund ("U.S. Government Fund") (formerly Cash Resource U.S. Government Money Market Fund), (collectively, the "Funds"). Each Fund is a diversified series of Cash Resource Trust (the "Trust") organized on June 14, 1993. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A shares which are sold at net asset value without a front-end sales charge but pay distribution fees.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of Securities

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter assuming a constant accretion of any discount or amortization of any premium from its face value at a constant rate until maturity.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)

b. Repurchase Agreements

Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security Transactions and Investment Income

Security transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal Taxes

The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

e. Distributions

Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)


Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

On July 31, 1999, the Funds had capital loss carryovers for federal income tax purposes as follows:

                         Capital         Expiration
                          Loss     ----------------------
                       Carryforwad  2004   2006    2007
---------------------------------------------------------
CRT Money Market Fund    $41,235   $    0 $30,493 $10,742
CRT Tax-Exempt Fund        2,898    2,898       0       0

f. Organization Expenses

Organization expenses for CRT California Tax-Exempt Fund and CRT New York Tax-Exempt Fund are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

3. Investment Advisory Agreements and Other Affiliated Transactions
Mentor Investment Advisors, LLC ("Mentor Advisors"), a subsidiary of First Union Corp. ("First Union"), serves as the investment advisor for each Fund and is paid a management fee that is computed daily and paid monthly. Each Fund pays Mentor Advisors a fee at the following annual rates expressed as a percentage of each Fund's average daily net assets: 0.22% of the first $500 million, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion, and 0.15% of any amounts over $3 billion.

Mentor Advisors may from time to time voluntarily waive some or all of its investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion.

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)


Evergreen Investment Services ("EIS"), an indirect, wholly-owned subsidiary of First Union National Bank ("FUNB"), is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. EIS is entitled to a fee at an annual rate of 0.02% of the average daily net assets of the Funds.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of FUNB, serves as the transfer and dividend disbursing agent for the Funds. Prior to September 13, 1999 Investors Fiduciary Trust Company ("IFTC") served as transfer and dividend disbursing agent for the Funds.

The Funds paid or accrued the following amounts to ESC for transfer agent fees for the six months ended January 31, 2000:
------------------------------------------
CRT California Tax-Exempt Fund  $   24,374
CRT Money Market Fund            2,114,712
CRT New York Tax-Exempt Fund         3,465
CRT Tax-Exempt Fund                147,152
U.S. Government Fund             2,394,073
------------------------------------------

4. Distribution Plans
Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for its Class A shares. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribution Plan, Class A shares of the CRT California Tax-Exempt Fund and the CRT Tax-Exempt Fund incur distributions fees equal to 0.33% of the average daily net assets of each Fund; Class A shares of the CRT Money Market Fund and U.S. Government Fund incur distribution fees equal to 0.38% of the average daily net assets of each Fund, and Class A shares of CRT New York Tax-Exempt Fund incurs distribution fees up to 0.50% of the Fund's average daily net assets. The Distribution Plan expenses are calculated daily and paid at least quarterly.

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)


The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares.

Prior to October 18, 1999, Mentor Distributors, LLC ("Mentor Distributors") served as principal underwriter to the Funds. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc.

During the six months ended January 31, 2000, amounts paid or accrued to EDI and Mentor pursuant to each Fund's Class A Distribution Plan were as follows:

                                   EDI       Mentor
-----------------------------------------------------
CRT California Tax-Exempt Fund  $  104,691 $   71,892
CRT Money Market Fund            5,775,801  3,804,332
CRT New York Tax-Exempt Fund        24,870     15,487
CRT Tax-Exempt Fund                777,743    554,658
U.S. Government Fund             3,845,467  3,040,722
-----------------------------------------------------

5. Capital Share Transactions
The Funds have an unlimited number of shares of beneficial interest with no par value authorized. Shares of beneficial interest of the Funds are currently designated as Class A. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

CRT California Tax-Exempt Fund

                                     Six Months
                                       Ended         Year Ended
                                  January 31, 2000  July 31, 1999
-------------------------------------------------------------------
Shares sold                           112,136,335      396,996,499
Shares issued in reinvestment of
  distributions                         1,350,421        2,194,969
Shares redeemed                      (104,665,176)    (388,991,731)
-------------------------------------------------------------------
Total increase                          8,821,580       10,199,737
-------------------------------------------------------------------


CRT Money Market Fund


                                     Six Months
                                       Ended         Year Ended
                                  January 31, 2000  July 31, 1999
-------------------------------------------------------------------
Shares sold                         6,423,412,212   18,089,898,378
Shares issued in reinvestment of
  distributions                       119,878,381      195,748,017
Shares redeemed                    (6,067,208,147) (17,254,369,398)
-------------------------------------------------------------------
Total increase                        476,082,446    1,031,276,997
-------------------------------------------------------------------

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)


CRT New York Tax-Exempt Fund


                     Six Months
                       Ended
                    January 31,      Year Ended
                        2000        July 31, 1999
---------------------------------------------------
Shares sold            61,233,306       82,706,823
Shares issued in
  reinvestment of
  distributions           296,062          461,633
Shares redeemed       (54,167,829)     (77,816,205)
---------------------------------------------------
Total increase          7,361,539        5,352,251
---------------------------------------------------

CRT Tax Exempt Fund

                     Six Months
                       Ended
                    January 31,      Year Ended
                        2000        July 31, 1999
---------------------------------------------------
Shares sold         1,208,374,293    3,090,851,626
Shares issued in
  reinvestment of
  distributions        11,470,651       22,151,139
Shares redeemed    (1,239,423,723)  (3,082,828,293)
---------------------------------------------------
Total increase
  (decrease)          (19,578,779)      30,174,472
---------------------------------------------------

U.S. Government Fund

                     Six Months
                       Ended
                    January 31,      Year Ended
                        2000        July 31, 1999
---------------------------------------------------
Shares sold         5,828,551,049   12,533,705,976
Shares issued in
  reinvestment of
  distributions        83,868,312      155,710,250
Shares redeemed    (5,845,592,930) (12,274,994,726)
---------------------------------------------------
Total increase         66,826,431      414,421,500
---------------------------------------------------

6. Expense Reductions

The Funds have entered into expense offset arrangements with ESC on September 13, 1999 and with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of expense reductions received by each Fund

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)

and the impact of the total expense reductions on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                              Total
                                 Expense   % of Average
                                Reductions  Net Assets
-------------------------------------------------------
CRT California Tax-Exempt Fund   $  3,399      0.01%
CRT Money Market Fund             111,413      0.00%
CRT New York Tax-Exempt Fund        1,348      0.01%
CRT Tax-Exempt Fund                16,032      0.00%
US Government Fund                 41,054      0.00%
-------------------------------------------------------

7. Deferred Trustees' Fees
Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. Financing Agreement
On July 27, 1999, certain Evergreen Funds and a group of banks (the "Lenders") entered into a credit agreement. Under this agreement, effective for certain Evergreen Funds on July 27, 1999, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. On August 6, 1999 the Funds became party to this agreement. The credit facility is allocated, under the terms of the financing agreement, among the Lenders. The credit facility is accessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or a general working capital as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused portion of the revolving credit commitment. The commitment fee is allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp.

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)

was paid a one-time arrangement fee of $250,000. State Street Bank and Trust Company serves as paying agent for the funds and as paying agent is entitled to a fee of $20,000 per annum, which is allocated to all the funds.

The Funds did not borrow under this agreement during the six months ended January 31, 2000.

9. Concentration of Risk
CRT California Tax-Exempt Fund and CRT New York Tax-Exempt Fund invest a substantial portion of their assets in obligations located in a single state, and therefore they may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

Evergreen CRT Money Market Funds

Additional Information (Unaudited)

--------------------------------------------------------------------------------

On December 15, 1999, a special meeting of shareholders for the Funds was held to consider a number of proposals. On October 15, 1999, the record date of the meeting, the Funds had:

                           CRT           CRT           CRT
                        California      Money       New York        CRT          U.S.
                        Tax-Exempt     Market      Tax-Exempt   Tax-Exempt    Government
                           Fund         Fund          Fund         Fund          Fund
                        ----------  -------------  -----------  -----------  -------------
Record Date
 Shares Outstanding     20,336,279  4,961,399,986  101,918,714  785,943,247  3,577,861,820
Shares represented
 at the meeting         20,332,011  4,696,804,171  101,893,076  701,467,413  3,165,404,996
Percentage of
 record date
 shares represented
 at the meeting              99.92%         94.66%       99.97%       89.25%        88.47%

The votes recorded at the meeting, by proposal, were as follows:

Proposal 1 Election of Directors

  Laurence B. Ashkin
Shares voted "For"      20,283,963  4,657,083,006  101,182,690  694,848,234  3,142,743,930
Shares voted "Against"           0              0            0            0              0
Shares voted "Abstain"      38,048     39,721,165      710,386    6,589,179     22,661,066

  Charles A. Austin III
Shares voted "For"      20,283,963  4,659,404,643  101,217,429  694,714,199  3,145,611,288
Shares voted "Against"           0              0            0            0              0
Shares voted "Abstain"      38,048     37,399,528      675,647    6,753,214     19,793,708

  K. Dun Gifford
Shares voted "For"      20,283,963  4,660,891,208  101,190,471  695,128,137  3,146,183,384
Shares voted "Against"           0              0            0            0              0
Shares voted "Abstain"      38,048     35,912,963      702,605    6,339,276     19,221,612

  Leroy Keith, Jr.
Shares voted "For"      20,283,963  4,661,302,135  101,134,159  695,094,032  3,144,941,808
Shares voted "Against"           0              0            0            0              0
Shares voted "Abstain"      38,048     35,502,036      758,917    6,373,381     20,463,188

  Gerald M. McDonnell
Shares voted  "For"     20,283,963  4,661,376,329  101,179,747  695,184,317  3,144,795,531
Shares voted "Against"           0              0            0            0              0
Shares voted "Abstain"      38,048     35,427,842      713,329    6,283,096     20,609,465

Evergreen CRT Money Market Funds

Additional Information (Unaudited)

(continued)

                                     CRT          CRT          CRT
                                  California     Money      New York       CRT         U.S.
                                  Tax-Exempt    Market     Tax-Exempt  Tax-Exempt   Government
                                     Fund        Fund         Fund        Fund         Fund
                                  ---------- ------------- ----------- ----------- -------------
  Thomas L. McVerry
Shares voted "For"                20,283,963 4,661,597,453 101,217,429 695,115,626 3,145,122,433
Shares voted "Against"                     0             0           0           0             0
Shares voted "Abstain"                38,048    35,206,718     675,647   6,351,787    20,282,563

  William Walt Pettit
Shares voted "For"                20,283,963 4,661,231,726 101,149,439 694,075,420 3,146,300,145
Shares voted "Against"                     0             0           0           0             0
Shares voted "Abstain""               38,048    35,572,445     743,637   7,391,993    19,104,851

  David M. Richardson
Shares voted "For"               20,283,963 4,661,418,913 101,217,429 695,157,876 3,145,013,497
Shares voted "Against"                    0             0           0           0             0
Shares voted "Abstain"               38,048    35,385,258     675,647   6,309,537    20,391,499

  Russell A. Salton, III MD
Shares voted "For"               20,283,963 4,660,738,958 101,190,471 694,834,827 3,146,164,947
Shares voted "Against"                    0             0           0           0             0
Shares voted "Abstain"               38,048    36,065,213     702,605   6,632,586    19,240,049

  Michael S. Scofield
Shares voted "For"               20,283,963 4,661,111,085 101,193,430 693,955,374 3,146,309,131
Shares voted "Against"                    0             0           0           0             0
Shares voted "Abstain"               38,048    35,693,086     699,646   7,512,039    19,095,865

  Richard J. Shima
Shares voted "For"               20,283,963 4,661,216,758 101,193,430 695,095,809 3,146,241,867
Shares voted "Against"                    0             0           0           0             0
Shares voted "Abstain"               38,048    35,587,413     699,646   6,371,604    19,163,129

  Arnold H. Dreyfuss
Shares voted "For"               20,283,963 4,658,333,922 101,107,541 695,100,064 3,144,441,269
Shares voted "Against"                    0             0           0           0             0
Shares voted "Abstain"               38,048    38,470,249     785,535   6,367,349    20,963,727

  Louis W. Moelchert, Jr.
Shares voted "For"               20,283,963 4,661,379,020 101,190,471 695,122,732 3,146,814,627
Shares voted "Against"                    0             0           0           0             0
Shares voted "Abstain"               38,048    35,425,151     702,605   6,344,681    18,590,369

Evergreen CRT Money Market Funds

Additional Information (Unaudited)

(continued)


Proposal 2 -- To transact any other business that may properly come before the meeting or any adjournment thereof:

                           CRT          CRT          CRT
                        California     Money      New York       CRT         U.S.
                        Tax-Exempt    Market     Tax-Exempt  Tax-Exempt   Government
                           Fund        Fund         Fund        Fund         Fund
                        ---------- ------------- ----------- ----------- -------------
Shares voted "For"      20,266,608 4,627,907,913 100,362,236 687,855,788 3,109,606,702
Shares voted "Against"      15,363    31,592 835     168,205   5,503,128    27,300,659
Shares voted "Abstain"      40,040    37,303,425   1,362,635   8,108,497    28,497,635

[LOGO OF EVERGREEN FUNDS]
                                                             ---------------
200 Berkeley Street                                            Bulk Rate
Boston, MA 02116                                              U.S. Postage
1-800-343-2898                                                    PAID
                                                             Permit No. 225
                                                             Farmingdale, NY
                                                             ---------------


60341                                                            553285  03/2000